RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 1,857	$ 1,668	$ 1,060
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	1,325	2,866	2,911
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	224	1,019	51
Purchase Of Property And Equpment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	224	1,019	51
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,849	$ 1,963	$ 2,182